SUPPLEMENT DATED JULY 31, 2002
                        TO PROSPECTUS DATED MAY 1, 2002 FOR
                 MONTANA TAX-FREE FUND, INC. * ND TAX-FREE FUND, INC.
                          SOUTH DAKOTA TAX-FREE FUND, INC.

I. Top bar chart on page 5, the since inception return figure is replaced with the following:
MONTANA TAX-FREE FUND, INC.
Average Annual Total Returns for the Periods Ending December 31, 2001

Since Inception    Was: 7.56%      Since Inception    Should be:  5.24%
---------------                    ---------------

II. Top bar chart on page 9, the since inception return figure is replaced with the following:
ND TAX-FREE FUND, INC.
Average Annual Total Returns for the Periods Ending December 31, 2001

Since Inception    Was: 6.76%      Since Inception    Should be:  4.45%
---------------                    ---------------

III. Top bar chart on page 13, the since inception return figure is replaced with the following:
SOUTH DAKOTA TAX-FREE FUND, INC.
Average Annual Total Returns for the Periods Ending December 31, 2001

Since Inception    Was: 7.31%      Since Inception    Should be:  4.99%
---------------                    ---------------

IV. Under After-Tax Return Table on the bottom of pages 5, 9 & 13 the following footnotes have been added:

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; and

Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.


V. On page 16, the first paragraph under Municipal Obligations is replaced with the following:
MUNICIPAL OBLIGATIONS
Each Fund has adopted a fundamental policy that, under normal circumstances, each Fund will invest at least 80% of its total assets in debt obligations of the respective state and its political subdivisions, agencies, and instrumentalities. The Funds, however, typically have invested substantially all of their assets in municipal securities that pay interest exempt from both federal and the relevant state's income taxes. Additionally, each Fund will also, as a matter of fundamental policy and under normal circumstances, invest at least 80% of its net assets in municipal securities which pay interest that is not subject to the alternative minimum tax. These fundamental policies may not be changed without a shareholder vote.